Long-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Long-term investments
Balance at the beginning of the year	$ 399,933	$ 294,679	$ 63,777
Investments made	54,083	152,091	252,256
Income (loss) from equity method investments	1,030	(130)	(6)
Disposal of investments		(11,010)	(13,134)
Dividend received from equity method investment	(267)
Impairment on investments	(4,747)	(31,586)	(6,608)
Unrealized loss	(995)	(2,557)	(198)
Currency translation adjustment	3,300	(1,554)	(1,408)
Balance at the end of year	452,337	399,933	294,679	$ 63,777
Investment related impairment	4,747	40,161	8,005
Cost Method
Long-term investments
Balance at the beginning of the year	390,330	281,707	50,594
Investments made	31,776	147,767	252,256
Disposal of investments		(6,010)	(13,134)
Impairment on investments	(4,747)	(31,586)	(6,608)
Currency translation adjustment	2,997	(1,548)	(1,401)
Balance at the end of year	420,356	390,330	281,707	50,594
Equity Method
Long-term investments
Balance at the beginning of the year	4,329	141	154
Investments made	22,307	4,324
Income (loss) from equity method investments	1,030	(130)	(6)
Dividend received from equity method investment	(267)
Currency translation adjustment	303	(6)	(7)
Balance at the end of year	27,702	4,329	141	154
Available-for-Sale Securities
Long-term investments
Balance at the beginning of the year	5,274	12,831	13,029
Investments made				15,100
Disposal of investments		(5,000)
Unrealized loss	(995)	(2,557)	(198)
Balance at the end of year	$ 4,279	5,274	$ 12,831	$ 13,029
Impairment charged to net income		4,800
Online-to-offline business
Long-term investments
Impairment on investments		(19,000)
Employment-oriented social company
Long-term investments
Impairment on investments		$ (10,500)